Hagin Keystone Market Neutral Fund
Investment Objective
The HAGIN Keystone Market Neutral Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hagin Keystone Market Neutral Fund
Management Fees	1.25%
Distribution Fees/Service (12b-1) Fees	none
Other Expenses	1.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.40%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hagin Keystone Market Neutral Fund	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended February 28, 2014, the Fund’s portfolio turnover rate was 235.51% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The HAGIN Keystone Market Neutral Fund (the “Fund”) follows a market neutral strategy (the “Strategy”).  The Strategy seeks to limit market risk by balancing “long” and “short” positions.  HAGIN Capital, LLC, d.b.a. HAGIN Investment Management, the Fund’s investment adviser (the “Adviser”), will buy, or take long positions in, equity securities of U.S. companies that it believes are undervalued and more likely to appreciate and, at the same time, sell short, or take short positions in, equity securities it believes are overvalued and more likely to depreciate.  A short sale is a transaction in which the Fund will sell a security it does not own in anticipation that the market price of the security or reference asset will go down.  In the aggregate, short positions may range from 50% to 70% of the Fund’s net assets.

Equity securities in which the Fund may invest include common stocks, preferred stocks and exchange traded funds (“ETFs”).  The Fund will primarily invest in stocks from the Russell 1000 Index.  The Fund is not limited to selecting stocks within a specific capitalization range, sector or industry.

By following the Strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements.  This means that the Fund is expected to have returns independent of the general stock market which would limit the Fund’s participation in a market upswing, for example.

The Fund may invest in derivatives, such as options, to a significant extent, for any purpose consistent with its investment objective such as hedging or obtaining market exposure.  The Fund may also borrow or use other leverage techniques for investment purposes.  The Fund may engage in frequent trading of portfolio securities.

In selecting investments for the Fund, the Strategy employed by the Adviser screens securities on quantifiable attributes that it believes influence future stock price performance.  Examples of such attributes include stock valuation, market sentiment, profitability, and corporate earnings quality.  The screening begins with the investment universe of the Russell 1000 Index (which includes approximately 1,000 of the largest securities based on a combination of market cap and current index membership) and from there assigns stocks as either “buy” candidates or “short” candidates according to its stock selection models.  The Adviser buys equity securities it considered to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality.  While the Adviser will rely heavily on the Strategy’s stock selection models, it does have the ability to exercise discretion and override the models when it deems appropriate.

The Adviser sells or reduces the Fund’s position in a security when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

The Principal Risks of Investing in the Fund

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Neutral Style Risk.  During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds.  This underperformance is an expected effect of on-going hedging techniques that are a core component of the Fund’s Strategy.

Short Sale Risk.  A short sale is a transaction where the Fund sells a stock it does not own.  To complete the transaction, the Fund must borrow the stock to make delivery to the buyer.  The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement.  The price at such time may be higher or lower than the price at which the stock was sold by the Fund.  If the underlying stock goes up in price during the period which the short position is outstanding, the Fund will realize a loss on the transaction.  The risk of such price increases is the principal risk of engaging in short sales.

Risks of Exchange Traded Funds. Investment in an exchange traded fund (“ETF”) carries security specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.  The Fund will incur higher and duplicative expenses when it invests in ETFs.

Borrowing Risk and Leverage Risk. Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund.  Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Additionally, to the extent the Fund is required to repay its borrowings or otherwise satisfy its leveraged positions, the Fund may be required to sell portfolio securities when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged since leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks.

Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. Over - the - counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The use of derivatives may create leverage.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

New Fund Risk.  The Fund was recently formed.   Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Management Risk.  The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.haginim.com.

Year by Year Return as of December 31st

For the periods included in the bar chart: Best Quarter 4.39%, 4th Quarter, 2013 Worst Quarter -1.37%, 3rd Quarter, 2013 Year-to-date return as of March 31, 2014: (-0.51%)
Average Annual Total Return as of December 31, 2013
Average Annual Total Returns	1 Year	Since Inception
Hagin Keystone Market Neutral Fund -Comparison Index- S&P 500 Index	32.36%	17.56%	[1]
Hagin Keystone Market Neutral Fund -Comparison Index- Citigroup 3M T-Bill Index	0.05%	0.07%	[1]
Hagin Keystone Market Neutral Fund	3.95%	(1.46%)	[1]
Hagin Keystone Market Neutral Fund Return After Taxes on Distributions	3.95%	(1.46%)	[1]
Hagin Keystone Market Neutral Fund Return After Taxes on Distributions and Sale of Fund Shares	2.24%	(1.11%)	[1]
[1]	The Hagin Keystone Market Neutral Fund Inception date is March 16, 2012.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.